Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Oregon Intermediate Municipal Bond Fund - Class A | Oregon Health & Science University 07/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class A | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Oregon Intermediate Municipal Bond Fund - Class A | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Class A | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund - Class A | City of Portland Sewer System 12/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class A | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class A | State of Oregon Housing & Community Services Department 01/10/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class A | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class A | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class A | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | Oregon Health & Science University 07/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | City of Portland Sewer System 12/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | State of Oregon Housing & Community Services Department 01/10/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | Oregon Health & Science University 07/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | City of Portland Sewer System 12/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | State of Oregon Housing & Community Services Department 01/10/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | Oregon Health & Science University 07/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | City of Portland Sewer System 12/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | State of Oregon Housing & Community Services Department 01/10/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Oregon Intermediate Municipal Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | Oregon Health & Science University 07/01/2034 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | City of Portland Sewer System 12/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | State of Oregon Housing & Community Services Department 01/10/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Oregon Intermediate Municipal Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%